Condensed Consolidated Statements of Cash Flows (Unaudited)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,662,659)	$ (2,253,236)	$ (1,033,967)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	226,946	307,556	184,676
Impairment losses on financial assets			25,311
Change in operating assets and liabilities
Account receivables	2,621,717	3,552,951	222,037
Deposits, prepaid expenses and other current assets	(309,037)	(418,807)	(244,064)
Inventory	9,028	12,235	(53,004)
Account payables	(12,129)	(16,437)	220,129
Accruals and other payables	(203,541)	(275,839)	605,726
Income tax payable			(38,276)
Contract liabilities	221,277	299,874	241,699
Contract asset	10,449	14,160
Net cash from operating activities	902,051	1,222,457	130,267
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(11,734)	(15,902)	(8,899)
Purchase of property and equipment			31,966
Capitalization of intangible assets	(302,629)	(410,123)	(113,400)
Net cash used in investing activities	(314,363)	(426,025)	(90,333)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank loan			38,500
Repayment of bank loans	(345,306)	(467,959)	(679,618)
Repayment of other payables to related parties			190,924
Principal payment of lease liabilities	(33,668)	(45,627)	(80,844)
Net cash used in financial activities	(378,974)	(513,586)	(531,038)
Net change in cash and cash equivalents	208,714	282,846	(491,104)
Foreign currency translation	(3,435)	(4,655)
Cash and cash equivalents as of beginning of the period	876,223	1,187,459	535,023
Cash and cash equivalents as of end of the period	1,081,502	1,465,650	43,919
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid/(received) for income taxes		(128,612)	23,086
Cash (received)/paid for income tax	(94,903)
Cash paid for interest	$ 14,285	$ 19,359	$ 40,484